Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Inventory write-off	$ 563	$ 446
Amortized cost	189
Recognized impairment	277
Allocated goodwill amount	4,200,000
Impairment loss	707
Severance expenses	332	417	341
Recognized revenue	1,707	1,770	917
Recognized value	3,520
Allowance for doubtful accounts	$ 209	$ 205	$ 46
Anti-dilutive (in Shares)	462,500	462,500	1,203,000
RFID Division [Member]
Significant Accounting Policies [Line Items]
Allocated goodwill amount	$ 4,200